INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 0	$ 0
Amortization expense continuing operations	$ 608	$ 642